Accrued Liabilities (Detail) - Accrued liabilities (USD $)	Jan. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Accrued professional fees		$ 164,075	$ 40,000
Accrued payroll and related expenses		103,451	31,043
Interest		8,000
Accrued other		55,090	14,735
Accrued laibilities, Total	$ 582,062	$ 330,616	$ 85,778